EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 2,598.0
Exploration and evaluation expenditures	26.3	$ 28.4
Balance, end of the year	3,496.5	2,598.0
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	28.3	61.7
Reclassification to assets held for sale		(34.1)
Transfers within property, plant and equipment	(11.1)
Impairment charge	(1.3)	(1.2)
Transfers from exploration & evaluation assets	(1.5)	0.0
Exploration and evaluation expenditures		1.9
Balance, end of the year	14.4	28.3
Exploration and evaluation assets | Diakha-Siribaya Gold project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	36.6
Reclassification to assets held for sale		(34.1)
Transfers within property, plant and equipment	0.0
Impairment charge	0.0	(1.2)
Transfers from exploration & evaluation assets	0.0	(1.3)
Exploration and evaluation expenditures		0.0
Balance, end of the year	0.0	0.0
Exploration and evaluation assets | Fayolle property
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	11.1	9.2
Reclassification to assets held for sale		0.0
Transfers within property, plant and equipment	(11.1)
Impairment charge	0.0	0.0
Transfers from exploration & evaluation assets	0.0	0.0
Exploration and evaluation expenditures		1.9
Balance, end of the year	0.0	11.1
Exploration and evaluation assets | Monster Lake project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	7.8	7.8
Reclassification to assets held for sale		0.0
Transfers within property, plant and equipment	0.0
Impairment charge	0.0	0.0
Transfers from exploration & evaluation assets	0.0	0.0
Exploration and evaluation expenditures		0.0
Balance, end of the year	7.8	7.8
Exploration and evaluation assets | Gosselin
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	5.0	5.0
Reclassification to assets held for sale		0.0
Transfers within property, plant and equipment	0.0
Impairment charge	0.0	0.0
Transfers from exploration & evaluation assets	(1.5)	0.0
Exploration and evaluation expenditures		0.0
Balance, end of the year	3.5	5.0
Exploration and evaluation assets | Nelligan
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1.8	1.8
Reclassification to assets held for sale		0.0
Transfers within property, plant and equipment	0.0
Impairment charge	0.0	0.0
Transfers from exploration & evaluation assets	0.0	0.0
Exploration and evaluation expenditures		0.0
Balance, end of the year	1.8	1.8
Exploration and evaluation assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2.6	1.3
Reclassification to assets held for sale		0.0
Transfers within property, plant and equipment	0.0
Impairment charge	(1.3)	0.0
Transfers from exploration & evaluation assets	0.0	1.3
Exploration and evaluation expenditures		0.0
Balance, end of the year	$ 1.3	$ 2.6